UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2019

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2019

Semiannual Report

to Shareholders

DWS Short Duration Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
25	Statement of Assets and Liabilities
27	Statement of Operations
28	Statements of Changes in Net Assets

29	Financial Highlights
35	Notes to Financial Statements
49	Information About Your Fund’s Expenses
51	Advisory Agreement Board Considerations and Fee Evaluation
56	Account Management Resources
58	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Short Duration Fund

Letter to Shareholders

Dear Shareholder:

The picture for the economy and markets continues to be positive with corporate fundamentals continuing to be solid, a tight labor market and inflation near the Federal Reserve Bank’s target.

Nevertheless, the fourth quarter of 2018 introduced a level of volatility that investors have not seen in quite a while. That trend continues, triggered by uncertainty around trade conflicts, the withdrawal of liquidity by central banks, higher interest rates and concerns around European hot spots such as Italy and the United Kingdom.

While these issues bear close watching, our Chief Investment Officer (“CIO”) believes that the markets remain broadly attractive. The rate hike cycle appears to be nearing its end, inflation remains under control and recession is not on the near horizon.

The “Insights” section of our Web site, dws.com, is home to a comprehensive library of market and economic views around current developments, opportunities and emerging risks. We invite you to visit us online often to stay apprised of the market landscape and what it may mean for you.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Short Duration Fund	|	3

Performance Summary	March 31, 2019 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/19
No Sales Charges	1.95%	2.89%	1.28%	2.61%
Bloomberg Barclays 1–3 Year Government/Credit Index†	2.40%	3.03%	1.22%	1.59%

Class T	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/19
Unadjusted for Sales Charge	1.95%	2.89%	1.26%	2.59%
Adjusted for the Maximum Sales Charge (max 2.50% load)	–0.59%	0.31%	0.75%	2.33%
Bloomberg Barclays 1–3 Year Government/Credit Index†	2.40%	3.03%	1.22%	1.59%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/19
Unadjusted for Sales Charge	1.57%	2.12%	0.52%	1.84%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.57%	2.12%	0.52%	1.84%
Bloomberg Barclays 1–3 Year Government/Credit Index†	2.40%	3.03%	1.22%	1.59%

Class R6		6-Month‡	1-Year	Life of Class*

Average Annual Total Returns as of 3/31/19
No Sales Charges		2.08%	3.15%	1.49%
Bloomberg Barclays 1–3 Year Government/Credit Index†		2.40%	3.03%	1.25%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/19
No Sales Charges	2.08%	3.14%	1.51%	2.85%
Bloomberg Barclays 1–3 Year Government/Credit Index†	2.40%	3.03%	1.22%	1.59%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/19
No Sales Charges	2.08%	3.15%	1.53%	2.90%
Bloomberg Barclays 1–3 Year Government/Credit Index†	2.40%	3.03%	1.22%	1.59%

4	|	DWS Short Duration Fund

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2019 are 0.88%, 0.88%, 1.63%, 0.57%, 0.69% and 0.64% for Class A, T, C, R6, S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Class S shares of DWS Short Duration Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

DWS Short Duration Fund	|	5

*	Class R6 shares commenced operations on August 25, 2014.

†

Bloomberg Barclays 1–3 Year Government/Credit Index is an unmanaged index consisting of all U.S. government agency and Treasury securities, as well as all investment-grade corporate debt securities with maturities of one to three years.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class T	Class C	Class R6	Class S	Institutional Class

Net Asset Value
3/31/19	$8.59	$8.59	$8.58	$8.60	$8.61	$8.60
9/30/18	$8.54	$8.54	$8.53	$8.55	$8.56	$8.55

Distribution Information as of 3/31/19
Income Dividends, Six Months	$.12	$.12	$.08	$.13	$.13	$.13
March Income Dividend	$.0194	$.0194	$.0139	$.0213	$.0213	$.0213
SEC 30-day Yield‡‡	2.73%	2.82%	2.06%	3.05%	3.06%	3.06%
Current Annualized Distribution Rate‡‡	2.71%	2.71%	1.94%	2.97%	2.97%	2.97%

‡‡

The SEC yield is net investment income per share earned over the six months ended March 31, 2019, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.64%, 2.74%, 1.97%, 2.90% and 2.97% for Class A, Class T, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on September 30, 2018. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.62%, 2.63%, 1.85%, 2.81% and 2.88% for Class A, Class T, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	|	DWS Short Duration Fund

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2006.

–	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

–	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

–	Co-Head of US Credit - Head of US High Yield Bonds and Loans: New York.

–	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Rick Smith, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–

Joined DWS in 2004 with 21 years of industry experience. Prior to joining, he served 11 years as a Fixed Income Investment Grade Portfolio Manager at MFS Investments. Previously, he worked as a Research Analyst at Salomon Brothers.

–	Senior Portfolio Manager: New York.

–	BA in Economics, Vassar College; MBA in Finance, Vanderbilt University.

Thomas J. Sweeney, CFA, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–

Joined DWS in 2005 with 4 years of industry experience. Prior to his current role, he served as a structured trader. Previously, he worked in the Technology division. Before joining, he developed portfolio analytics systems at Merrill Lynch as a part of their Private Investors Technology Group.

–	Portfolio Manager / Structured Finance Sector Head: New York

–	BS in Computer Science, Rutgers College.

Jeff Morton, CFA, Vice President

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–

Joined DWS in 2011 with 13 years of industry experience. Prior to joining, he served as a Portfolio Manager at Fischer Francis Trees and Watts. Previously, he worked as a Vice President at Credit Suisse and at Blackrock.

–	Fixed Income Portfolio Manager: New York.

–	BS in Major Industrial Management and Economics, Carnegie Mellon University.

DWS Short Duration Fund	|	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/19	9/30/18
Corporate Bonds	49%	57%
Asset-Backed	20%	18%
Government & Agency Obligations	14%	10%
Commercial Mortgage-Backed Securities	8%	7%
Collateralized Mortgage Obligations	6%	5%
Cash Equivalents	3%	2%
Mortgage-Backed Securities Pass-Throughs	0%	1%
Convertible Bonds	0%	0%
Common Stocks	0%	0%
Loan Participations and Assignments	0%	0%
	100%	100%

Quality (Excluding Securities Lending Collateral and Cash Equivalents)	3/31/19	9/30/18
AAA	28%	24%
AA	15%	17%
A	18%	19%
BBB	32%	32%
BB	4%	4%
B	2%	2%
C	—	0%
CCC	0%	0%
D	0%	—
Not Rated	1%	2%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	3/31/19	9/30/18
Effective Maturity	2.9 years	2.5 years
Effective Duration	2.2 years	1.7 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 56 for contact information.

8	|	DWS Short Duration Fund

Investment Portfolio	as of March 31, 2019 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 49.1%
Communication Services 1.9%

Charter Communications Operating LLC, 3.579%, 7/23/2020	4,130,000	4,160,023

Clear Channel Worldwide Holdings, Inc., 144A, 9.25%, 2/15/2024	210,000	222,600

CommScope Finance LLC, 144A, 5.5%, 3/1/2024	1,110,000	1,135,297

Discovery Communications LLC:

2.2%, 9/20/2019	1,065,000	1,060,697

144A, 3.5%, 6/15/2022	4,000,000	4,004,439

Interpublic Group of Companies, Inc., 3.5%, 10/1/2020	1,480,000	1,492,757

Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	1,680,000	1,669,500

Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	387,500	387,384

Tencent Holdings Ltd., 144A, 3-month USD-LIBOR + 0.605%, 3.366%**, 1/19/2023	1,180,000	1,170,392

VEON Holdings BV, 144A, 3.95%, 6/16/2021	1,590,000	1,567,676

		16,870,765

Consumer Discretionary 5.9%

American Axle & Manufacturing, Inc., 6.625%, 10/15/2022 (a)	2,324,000	2,379,195

D.R. Horton, Inc., 2.55%, 12/1/2020	2,070,000	2,055,568

Daimler Finance North America LLC, 144A, 3.4%, 2/22/2022	3,000,000	3,026,518

Ford Motor Credit Co., LLC:

2.343%, 11/2/2020	6,000,000	5,866,725

4.14%, 2/15/2023	6,000,000	5,874,969

General Motors Co., 3-month USD-LIBOR + 0.900%, 3.501%**, 9/10/2021	3,000,000	2,975,488

General Motors Financial Co., Inc.:

3.2%, 7/13/2020	3,195,000	3,200,311

3-month USD-LIBOR + 0.900%, 3.785%**, 1/5/2023	4,000,000	3,881,544

Harley-Davidson Financial Services, Inc., 144A, 4.05%, 2/4/2022	4,500,000	4,549,434

Hyundai Capital America:

144A, 3.45%, 3/12/2021	2,667,000	2,671,864

144A, 3-month USD-LIBOR + 0.940%, 3.744%**, 7/8/2021	5,000,000	4,999,005

Nissan Motor Acceptance Corp.:

144A, 2.6%, 9/28/2022	4,000,000	3,893,910

144A, 3.65%, 9/21/2021	2,612,000	2,626,088

Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024 (b)	1,285,000	1,285,000

Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	80,000	80,000

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	9

	Principal Amount ($)	Value ($)

Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	1,980,000	1,977,664

TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,375,000	1,376,719

		52,720,002

Consumer Staples 3.3%

Altria Group, Inc., 3.49%, 2/14/2022	2,090,000	2,122,801

BAT Capital Corp., 2.764%, 8/15/2022	5,265,000	5,177,782

Conagra Brands, Inc., 3-month USD-LIBOR + 0.750%, 3.511%**, 10/22/2020	1,250,000	1,248,484

Constellation Brands, Inc., 3-month USD-LIBOR + 0.700%, 3.384%**, 11/15/2021	2,090,000	2,091,075

General Mills, Inc., 3-month USD-LIBOR + 0.540%, 3.319%**, 4/16/2021	821,000	819,464

Keurig Dr Pepper, Inc., 144A, 3.551%, 5/25/2021	4,472,000	4,520,134

Kraft Heinz Foods Co.:

2.8%, 7/2/2020	3,890,000	3,885,034

3.5%, 7/15/2022	4,000,000	4,037,975

MARB BondCo PLC, 144A, 6.875%, 1/19/2025	2,000,000	1,945,000

Natura Cosmeticos SA, 144A, 5.375%, 2/1/2023 (a)	2,180,000	2,174,550

Tyson Foods, Inc., 2.25%, 8/23/2021	1,155,000	1,137,051

		29,159,350

Energy 3.8%

Andeavor Logistics LP, 3.5%, 12/1/2022	330,000	333,333

Buckeye Partners LP, 4.15%, 7/1/2023	1,436,000	1,464,945

Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (a)	2,500,000	2,459,375

Chesapeake Energy Corp., 7.0%, 10/1/2024 (a)	1,975,000	1,970,062

Continental Resources, Inc., 5.0%, 9/15/2022	2,000,000	2,014,253

Enbridge, Inc., 2.9%, 7/15/2022	1,195,000	1,191,519

Energy Transfer Operating LP:

4.15%, 10/1/2020	3,850,000	3,912,006

4.25%, 3/15/2023	880,000	902,851

EQT Corp., 2.5%, 10/1/2020	5,000,000	4,931,857

MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,580,454

Petroleos Mexicanos:

5.375%, 3/13/2022	714,000	728,823

6.375%, 2/4/2021	2,000,000	2,074,000

Precision Drilling Corp., 6.5%, 12/15/2021	1,141,729	1,150,292

Range Resources Corp., 5.0%, 8/15/2022	2,200,000	2,178,000

Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	2,970,000	2,821,500

Sunoco LP, 4.875%, 1/15/2023	815,000	827,958

Transocean Guardian Ltd., 144A, 5.875%, 1/15/2024	250,425	254,181

Whiting Petroleum Corp., 5.75%, 3/15/2021	2,000,000	2,023,000

		33,818,409

The accompanying notes are an integral part of the financial statements.

10	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Financials 22.7%

ABN AMRO Bank NV, 144A, 3.4%, 8/27/2021	4,024,000	4,072,980

AEGON Funding Co., LLC, 5.75%, 12/15/2020	4,500,000	4,717,652

AerCap Ireland Capital DAC:

3.95%, 2/1/2022	2,585,000	2,618,363

4.875%, 1/16/2024	1,410,000	1,466,170

Air Lease Corp., 2.125%, 1/15/2020	4,065,000	4,043,090

Aircastle Ltd.:

4.4%, 9/25/2023	2,534,000	2,580,351

5.5%, 2/15/2022	3,000,000	3,147,107

Ares Capital Corp., 3.625%, 1/19/2022	8,000,000	8,016,169

AXA Equitable Holdings, Inc., 3.9%, 4/20/2023	6,010,000	6,156,968

Banco BTG Pactual SA, 144A, 5.5%, 1/31/2023	765,000	761,427

Banco del Estado de Chile, 144A, 2.668%, 1/8/2021	1,045,000	1,031,948

Banco Hipotecario SA, 144A, 9.75%, 11/30/2020	1,000,000	993,760

Banco Santander SA, 3.125%, 2/23/2023	6,200,000	6,127,208

Bank of America Corp., 2.625%, 4/19/2021	11,000,000	10,972,587

Barclays PLC, 4.61%, 2/15/2023	5,000,000	5,103,130

BPCE SA, 144A, 3.0%, 5/22/2022	1,500,000	1,484,100

Capital One NA, 1.85%, 9/13/2019	9,715,000	9,671,037

CBQ Finance Ltd., 144A, 7.5%, 11/18/2019	2,000,000	2,043,640

Citizens Bank NA, 3.25%, 2/14/2022	1,359,000	1,371,541

Compass Bank:

3-month USD-LIBOR + 0.730%, 3.331%**, 6/11/2021	6,000,000	5,968,028

3.5%, 6/11/2021	1,627,000	1,639,773

Credit Agricole SA, 144A, 3.375%, 1/10/2022	8,000,000	8,048,736

Credit Suisse Group AG, 144A, 3.574%, 1/9/2023	5,000,000	5,017,170

Dexia Credit Local SA, 144A, 1.875%, 9/15/2021	5,000,000	4,921,810

Discover Bank:

3.35%, 2/6/2023	2,190,000	2,201,835

4.682%, 8/9/2028	2,500,000	2,543,600

FS KKR Capital Corp., 4.25%, 1/15/2020	5,000,000	5,006,834

Global Bank Corp., 144A, 4.5%, 10/20/2021 (a)	2,875,000	2,900,875

Huarong Finance 2017 Co., Ltd., REG S, 3.375%, 1/24/2020	2,500,000	2,496,258

ICICI Bank Ltd., 144A, 3.5%, 3/18/2020	1,750,000	1,752,854

ING Groep NV:

3.15%, 3/29/2022	1,580,000	1,580,785

3-month USD-LIBOR + 1.000%, 3.797%**, 10/2/2023	6,000,000	5,980,384

Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	2,955,000	2,877,343

JPMorgan Chase & Co., 3-month USD-LIBOR + 0.610%, 3.225%**, 6/18/2022	4,000,000	3,995,403

KeyBank NA, 1.6%, 8/22/2019	660,000	657,166

Lloyds Banking Group PLC, 3.1%, 7/6/2021	1,160,000	1,160,341

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	11

	Principal Amount ($)	Value ($)

NatWest Markets PLC:

144A, 3-month USD-LIBOR + 1.400%, 4.001%**, 9/29/2022	5,000,000	5,005,023

5.625%, 8/24/2020	3,000,000	3,094,393

Regions Financial Corp., 3.2%, 2/8/2021	6,000,000	6,045,551

Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,146,544

Santander UK PLC, 2.125%, 11/3/2020	5,455,000	5,395,138

Standard Chartered PLC, 144A, 4.247%, 1/20/2023	4,160,000	4,226,057

Sumitomo Mitsui Banking Corp., 3-month USD-LIBOR + 0.370%, 3.149%**, 10/16/2020	5,000,000	5,004,053

Suncorp-Metway Ltd.:

144A, 2.1%, 5/3/2019	1,045,000	1,044,348

144A, 2.375%, 11/9/2020	5,000,000	4,962,364

SunTrust Bank, 3.525%, 10/26/2021	3,000,000	3,031,215

Svenska Handelsbanken AB, Series FR56, 3-month USD-LIBOR + 0.470%, 3.121%**, 5/24/2021	6,000,000	6,018,371

Synchrony Bank, 3.0%, 6/15/2022	10,300,000	10,164,228

Synchrony Financial, 3.0%, 8/15/2019	1,573,000	1,573,324

The Goldman Sachs Group, Inc., 2.0%, 4/25/2019	5,445,000	5,442,364

		202,281,396

Health Care 1.2%

Bayer U.S. Finance II LLC, 144A, 3-month USD-LIBOR + 0.630%, 3.232%**, 6/25/2021	3,435,000	3,405,304

Becton, Dickinson & Co.:

2.133%, 6/6/2019	2,000,000	1,997,241

3-month USD-LIBOR + 0.875%, 3.476%**, 12/29/2020	1,273,000	1,273,117

Mylan NV, 3.15%, 6/15/2021	2,500,000	2,492,712

Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019	1,539,000	1,531,888

		10,700,262

Industrials 2.7%

Adani Ports & Special Economic Zone Ltd., 144A, 3.5%, 7/29/2020	2,500,000	2,500,536

Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	670,000	681,725

Bombardier, Inc., 144A, 6.0%, 10/15/2022 (a)	2,000,000	2,017,500

CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,185,000	2,208,161

Colfax Corp., 144A, 6.0%, 2/15/2024	635,000	661,194

DAE Funding LLC, 144A, 5.25%, 11/15/2021	2,000,000	2,040,000

Delta Air Lines, Inc., 3.4%, 4/19/2021	1,818,000	1,825,427

Fortive Corp., 1.8%, 6/15/2019	113,000	112,528

Harris Corp., 2.7%, 4/27/2020	1,890,000	1,882,923

Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	1,750,000	1,741,250

Ryder System, Inc., 3.5%, 6/1/2021	1,910,000	1,927,629

The accompanying notes are an integral part of the financial statements.

12	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)

Spirit AeroSystems, Inc., 3-month USD-LIBOR + 0.800%, 3.411%**, 6/15/2021	2,927,000	2,909,362

Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,500,000	2,452,130

Wabtec Corp., 3-month USD-LIBOR + 1.050%, 3.911%**, 9/15/2021	980,000	978,844

		23,939,209

Information Technology 3.0%

Broadcom Corp., 2.375%, 1/15/2020	8,509,000	8,478,110

Dell International LLC, 144A, 5.875%, 6/15/2021	480,000	488,998

Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,550,000	4,469,669

Hewlett Packard Enterprise Co., 3-month USD-LIBOR + 0.720%, 3.515%**, 10/5/2021	2,090,000	2,082,070

Microchip Technology, Inc., 144A, 3.922%, 6/1/2021	2,902,000	2,927,468

NXP BV, 144A, 4.625%, 6/1/2023	4,000,000	4,154,000

Seagate HDD Cayman, 4.25%, 3/1/2022	1,250,000	1,253,409

VMware, Inc., 2.95%, 8/21/2022	3,200,000	3,166,057

		27,019,781

Materials 2.2%

AK Steel Corp., 7.625%, 10/1/2021	1,500,000	1,503,750

AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020	2,500,000	2,542,000

CF Industries, Inc., 144A, 3.4%, 12/1/2021	535,000	534,915

Chemours Co., 6.625%, 5/15/2023	1,552,000	1,604,520

Glencore Funding LLC, 144A, 4.125%, 3/12/2024	3,480,000	3,513,661

Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020	3,000,000	3,033,750

Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	310,500

International Flavors & Fragrances, Inc., 3.4%, 9/25/2020	1,230,000	1,237,393

NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,260,000	1,237,950

Syngenta Finance NV, 144A, 3.698%, 4/24/2020	1,429,000	1,434,088

The Mosaic Co., 3.25%, 11/15/2022	2,515,000	2,521,634

		19,474,161

Real Estate 1.8%

Office Properties Income Trust:

(REIT), 3.75%, 8/15/2019	4,850,000	4,858,770

(REIT), 4.15%, 2/1/2022	5,000,000	5,031,483

Qatari Diar Finance Co., 144A, 5.0%, 7/21/2020	2,000,000	2,045,012

SBA Communications Corp., (REIT), 4.0%, 10/1/2022	1,200,000	1,204,320

Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,100,000	2,124,783

VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	490,000	498,135

		15,762,503

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	13

	Principal Amount ($)	Value ($)
Utilities 0.6%

CenterPoint Energy, Inc., 3.6%, 11/1/2021	1,270,000	1,288,785

Dominion Energy, Inc., Series B, 1.6%, 8/15/2019	1,300,000	1,293,855

Korea East-West Power Co., Ltd., 144A, 2.625%, 6/19/2022	2,665,000	2,641,844

		5,224,484
Total Corporate Bonds (Cost $436,613,278)		436,970,322

Mortgage-Backed Securities Pass-Throughs 0.0%

Government National Mortgage Association:

6.0%, with various maturities from 1/15/2022 until 1/15/2039	224,194	234,797

9.5%, 7/15/2020	66	67

Total Mortgage-Backed Securities Pass-Throughs (Cost $245,097)		234,864

Asset-Backed 20.1%
Automobile Receivables 6.1%

AmeriCredit Automobile Receivables Trust:

“B”, Series 2016-3, 1.8%, 10/8/2021	4,570,000	4,543,261

“B”, Series 2016-4, 1.83%, 12/8/2021	2,785,000	2,765,264

“C”, Series 2015-3, 2.73%, 3/8/2021	1,417,651	1,416,969

“C”, Series 2016-2, 2.87%, 11/8/2021	1,750,000	1,749,929

“C”, Series 2015-4, 2.88%, 7/8/2021	2,250,000	2,250,847

“D”, Series 2017-1, 3.13%, 1/18/2023	3,420,000	3,427,405

“D”, Series 2015-3, 3.34%, 8/8/2021	4,331,000	4,347,514

Avis Budget Rental Car Funding AESOP LLC:

“B”, Series 2014-2A, 144A, 3.29%, 2/20/2021	4,000,000	3,996,685

“C”, Series 2015-1A, 144A, 3.96%, 7/20/2021	2,000,000	1,996,954

Canadian Pacer Auto Receivables Trust:

“A2A”, Series 2018-2A, 144A, 3.0%, 6/21/2021	1,040,000	1,041,648

“B”, Series 2018-2A, 144A, 3.63%, 1/19/2024	1,000,000	1,022,237

CPS Auto Receivables Trust:

“C”, Series 2018-A, 144A, 3.05%, 12/15/2023	3,350,000	3,337,881

“C”, Series 2016-B, 144A, 4.22%, 3/15/2022	3,000,000	3,016,084

“D”, Series 2014-A, 144A, 5.11%, 2/18/2020	1,394,138	1,394,136

“D”, Series 2014-D, 144A, 5.33%, 11/16/2020	2,140,000	2,170,454

CPS Auto Trust, “C”, Series 2016-D, 144A, 2.9%, 1/17/2023	1,500,000	1,497,914

Foursight Capital Automobile Receivables Trust, “B”, Series 2018-2, 144A, 3.8%, 11/15/2023	1,140,000	1,161,847

Hertz Vehicle Financing II LP, “A”, Series 2017-2A, 144A, 3.29%, 10/25/2023	4,000,000	3,995,743

The accompanying notes are an integral part of the financial statements.

14	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)

Navistar Financial Dealer Note Master Owner Trust II, “A”, Series 2018-1, 144A, 1-month USD-LIBOR + 0.630%, 3.116%**, 9/25/2023	1,250,000	1,251,861

Santander Drive Auto Receivables Trust:

“C”, Series 2015-4, 2.97%, 3/15/2021	710,591	710,761

“B”, Series 2018-2, 3.03%, 9/15/2022	2,050,000	2,053,594

“C”, Series 2018-5, 3.81%, 12/16/2024	2,500,000	2,537,304

Tesla Auto Lease Trust, “A”, Series 2018-B, 144A, 3.71%, 8/20/2021	1,382,128	1,397,865

World Omni Select Auto Trust, “B”, Series 2018-1A, 144A, 3.68%, 7/15/2023	1,000,000	1,016,607

		54,100,764

Credit Card Receivables 2.6%

BA Credit Card Trust, “A2”, Series 2017-A2, 1.84%, 1/17/2023	1,550,000	1,534,585

Evergreen Credit Card Trust:

“B”, Series 2019-1, 144A, 3.59%, 1/15/2023	4,000,000	4,030,458

“C”, Series 2019-1, 144A, 3.98%, 1/15/2023	3,000,000	3,022,527

Master Credit Card Trust II, “C”, Series 2017-1A, 144A, 3.06%, 7/21/2021	2,920,000	2,910,838

Synchrony Card Issuance Trust, “A”, Series 2018-A1, 3.38%, 9/15/2024	4,080,000	4,150,215

Synchrony Credit Card Master Note Trust, “C”, Series 2017-2, 3.01%, 10/15/2025	2,352,000	2,332,869

World Financial Network Credit Card Master Trust, “M”, Series 2016-A, 2.33%, 4/15/2025	5,000,000	4,916,755

		22,898,247

Home Equity Loans 0.2%

Ameriquest Mortgage Securities, Inc., “A6”, Series 2003-5, 4.171%**, 4/25/2033	49,039	49,425

NovaStar Mortgage Funding Trust, “M3”, Series 2004-3, 1-month USD-LIBOR + 1.050%, 3.536%**, 12/25/2034	395,501	394,095

People’s Choice Home Loan Securities Trust, “A3”, Series 2004-1, 1-month USD-LIBOR + 1.040%, 3.526%**, 6/25/2034	1,508,945	1,512,911

		1,956,431

Manufactured Housing Receivables 0.0%
Lehman ABS Manufactured Housing Contract Trust, “A6”, Series 2001-B, 6.467%, 4/15/2040	3,661	3,668

Miscellaneous 10.5%

A Voce CLO Ltd., “A1R”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.160%, 3.947%**, 7/15/2026	2,686,964	2,687,356

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	15

	Principal Amount ($)	Value ($)

ALM V Ltd., “A1R3”, Series 2012-5A, 144A, 3-month USD-LIBOR + 0.910%, 3.69%**, 10/18/2027	680,000	677,015

ALM VIII Ltd., “A1R”, Series 2013-8A, 144A, 3-month USD-LIBOR + 1.490%, 4.277%**, 10/15/2028	3,750,000	3,752,539

Apidos CLO XXIV, “A1BR”, Series 2016-24A,144A, 3-month USD-LIBOR + 1.450%, 4.211%**, 10/20/2030	3,400,000	3,355,579

Ares XXIX CLO Ltd., “A2R”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.600%, 4.373%**, 4/17/2026	10,000,000	9,991,350

Babson CLO Ltd., “BR”, Series 2015-IA, 144A, 3-month USD-LIBOR + 1.400%, 4.161%**, 1/20/2031	2,000,000	1,960,184

Bristol Park CLO Ltd., “A”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.420%, 4.207%**, 4/15/2029	3,750,000	3,757,976

Carlyle Global Market Strategies CLO Ltd., “BR2”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.400%, 4.173%**, 4/17/2031	4,000,000	3,910,740

Countrywide Home Equity Loan Trust, “2A”, Series 2006-I, 1-month USD-LIBOR + 0.140%, 2.624%**, 1/15/2037	1,829,266	1,726,880

Credit-Based Asset Servicing and Securitization LLC, “AF2”, Series 2006-CB2, 3.438%**, 12/25/2036	2,480,363	2,221,694

DB Master Finance LLC, “A2I”, Series 2019-1A, 144A, 3.787%, 5/20/2049 (b)	1,590,000	1,594,294

Dell Equipment Finance Trust:

“C”, Series 2017-2, 144A, 2.73%, 10/24/2022	1,250,000	1,245,614

“C”, Series 2018-1,144A, 3.53%, 6/22/2023	500,000	503,833

“C”, Series 2018-2, 144A, 3.72%, 10/22/2023	2,000,000	2,036,985

Domino’s Pizza Master Issuer LLC, “A2II”, Series 2017-1A, 144A, 3.082%, 7/25/2047	9,850,000	9,730,815

Flatiron CLO Ltd., “B”, Series 2018-1A, 144A, 3-month USD-LIBOR + 1.350%, 4.123%**, 4/17/2031	2,500,000	2,435,693

Galaxy XV CLO Ltd., “AR”, Series 2013-15A, 144A, 3-month USD-LIBOR + 1.200%, 3.987%**, 10/15/2030	330,000	328,150

LCM LP, “BR2”, Series 2016-A, 144A, 3-month USD-LIBOR + 1.750%, 4.537%**, 10/15/2031	2,120,000	2,098,198

Neuberger Berman CLO XVII Ltd., “A2R2”, Series 2014-18A, 144A, 3-month USD-LIBOR + 1.700%, 4.461%**, 10/21/2030	1,800,000	1,769,090

Neuberger Berman Loan Advisers CLO Ltd.:

“A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.400%, 3.986%** , 10/19/2031	2,000,000	1,961,432

“B”, Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 4.187%** , 1/15/2030	6,000,000	5,823,942

NRZ Excess Spread-Collateralized Notes, “B”, Series 2018-PLS1, 144A, 3.588%, 1/25/2023	1,647,826	1,644,320

Octagon Investment Partners XVI Ltd., “BR”, Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 4.373%**, 7/17/2030	5,500,000	5,419,750

The accompanying notes are an integral part of the financial statements.

16	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)

Taco Bell Funding LLC, “A2I”, Series 2018-1A, 144A, 4.318%, 11/25/2048	3,990,000	4,105,311

Verizon Owner Trust, “A1A”, Series 2017-3A, 144A, 2.06%, 4/20/2022	4,450,000	4,420,458

Voya CLO Ltd.:

“A1R”, Series 2015-1A, 144A, 3-month USD-LIBOR + 0.900%, 3.68%**, 1/18/2029	3,015,000	2,990,033

“A1R”, Series 2014-2A, 144A, 3-month USD-LIBOR + 1.250%, 4.023%**, 4/17/2030	6,950,000	6,929,122

“A3R”, Series 2016-3A, 144A, 3-month USD-LIBOR + 1.750%, 4.53%**, 10/18/2031	4,500,000	4,475,331

		93,553,684

Student Loans 0.7%

SLM Student Loan Trust:

“A6”, Series 2004-1, 144A, 3-month USD-LIBOR + 0.750%, 3.521%**, 7/25/2039	5,500,000	5,431,250

“A4”, Series 2008-5, 3-month USD-LIBOR + 1.700%, 4.471%**, 7/25/2023	1,287,133	1,303,851

		6,735,101
Total Asset-Backed (Cost $179,498,706)		179,247,895

Commercial Mortgage-Backed Securities 7.5%

Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 3.914%**, 6/15/2035	3,500,000	3,486,806

BAMLL Commercial Mortgage Securities Trust, “B”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.150%, 3.634%**, 9/15/2034	3,500,000	3,489,520

BBCMS Mortgage Trust, “A”, Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.720%, 3.206%**, 3/15/2037	4,000,000	3,962,416

BHMS Mortgage Trust, “A”, Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.250%, 3.734%**, 7/15/2035	1,500,000	1,497,631

BX Commercial Mortgage Trust, “C”, Series 2018-IND, 144A, 1-month USD-LIBOR + 1.100%, 3.584%**, 11/15/2035	1,355,774	1,353,224

BX Trust, “A”, Series 2017-IMC, 144A, 1-month USD-LIBOR + 1.050%, 3.534%**, 10/15/2032	1,530,000	1,525,177

BXP Trust, “B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.584%**, 11/15/2034	3,960,000	3,919,132

Citigroup Commercial Mortgage Trust:

“C”, Series 2019-SMRT, 144A, 4.682%, 1/10/2024	3,000,000	3,149,604

“M”, Series 2005-EMG, 144A, 5.5%, 9/20/2051 (c)	198,451	188,013

Cold Storage Trust, “A”, Series 2017-ICE3, 144A, 1-month USD-LIBOR + 1.000%, 3.484%**, 4/15/2036	7,000,000	7,000,057

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	17

	Principal Amount ($)	Value ($)

DBCG Mortgage Trust, “A”, Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.700%, 3.184%**, 6/15/2034	3,920,000	3,902,824

DBGS Mortgage Trust, “B”, Series 2018-5BP,144A, 1-month USD-LIBOR + 0.830%, 3.314%**, 6/15/2033	2,500,000	2,459,284

FHLMC Multifamily Structured Pass-Through Certificates:

“X1”, Series K058, Interest Only, 0.929%**, 8/25/2026	23,659,671	1,364,167

“X1”, Series K722, Interest Only, 1.309%**, 3/25/2023	15,198,991	632,356

GE Capital Commercial Mortgage Corp., “J”, Series 2005-C2, 144A, 5.697%**, 5/10/2043	50,446	50,187

GMAC Commercial Mortgage Securities, Inc., “B”, Series 2004-C3, 4.965%, 12/10/2041	5,126	5,120

Hospitality Mortgage Trust, “A”, Series 2017-HIT, 144A, 1-month USD-LIBOR + 0.850%, 3.342%**, 5/8/2030	2,360,000	2,357,027

IMT Trust, “BFL”, Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 3.434%**, 6/15/2034	5,000,000	4,983,034

InTown Hotel Portfolio Trust, “C”, Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 3.734%**, 1/15/2033	1,560,000	1,551,348

JPMorgan Chase Commercial Mortgage Securities Corp.:

“A3SF”, Series 2006-LDP9, 1-month USD-LIBOR + 0.155%, 2.639%** , 5/15/2047	1,400,825	1,406,918

“H”, Series 2004-CB8, 144A, 3.84%**, 1/12/2039	776,828	782,489

LB-UBS Commercial Mortgage Trust, “E”, Series 2005-C3, 4.983%**, 7/15/2040	1,738,736	1,746,023

Morgan Stanley Capital Barclays Bank Trust, “B”, Series 2016-MART, 144A, 2.48%, 9/13/2031	2,000,000	1,970,816

Morgan Stanley Capital I Trust:

“B”, Series 2017-JWDR, 144A, 1-month USD-LIBOR + 1.200%, 3.684%** , 11/15/2034	4,000,000	3,979,920

“B”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.200%, 3.684%** , 7/15/2035	1,568,800	1,558,965

Natixis Commercial Mortgage Securities Trust, “B”, Series 2018-850T, 144A, 1-month USD-LIBOR + 0.954%, 3.437%**, 7/15/2033	3,500,000	3,464,615

UBS Commercial Mortgage Trust:

“XA”, Series 2017-C7, Interest Only, 1.068%**, 12/15/2050	29,688,162	2,031,127

“XA”, Series 2017-C1, Interest Only, 1.593%**, 6/15/2050	25,199,437	2,404,677

Total Commercial Mortgage-Backed Securities (Cost $67,420,500)		66,222,477

Collateralized Mortgage Obligations 6.3%

Banc of America Funding Corp., “1A1”, Series 2008-R2, 144A, 6.0%, 9/25/2037	234,921	238,520

The accompanying notes are an integral part of the financial statements.

18	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)

Banc of America Mortgage Securities, Inc.:

“2A3”, Series 2005-J, 4.501%**, 11/25/2035	156,512	156,400

“2A8”, Series 2003-J, 4.651%**, 11/25/2033	356,573	358,422

“A15”, Series 2006-2, 6.0%, 7/25/2046	17,900	17,102

Bear Stearns Adjustable Rate Mortgage Trust, “5A”, Series 2003-8, 4.24%**, 1/25/2034	403,394	396,979

Credit Suisse First Boston Mortgage Securities Corp., “5A1”, Series 2004-7, 5.0%, 10/25/2019	178,901	179,569

Ellington Financial Mortgage Trust, “A1FX”, Series 2018-1, 144A, 4.14%, 10/25/2058	1,557,352	1,568,089

Fannie Mae Connecticut Avenue Securities:

“1M1”, Series 2016-C04, 1-month USD-LIBOR + 1.450%, 3.936%**, 1/25/2029	876,746	880,016

“1M1”, Series 2016-C03, 1-month USD-LIBOR + 2.000%, 4.486%**, 10/25/2028	301,574	303,865

Federal Home Loan Mortgage Corp.:

“PT”, Series 3586, 1.54%, 2/15/2038	562,455	482,581

“PI”, Series 3940, Interest Only, 4.0%, 2/15/2041	2,891,358	369,041

“CI”, Series 4104, Interest Only, 4.0%, 5/15/2041	7,284,799	1,004,321

“LG”, Series 4281, 4.0%, 1/15/2043	5,963,429	6,192,668

“C31”, Series 303, Interest Only, 4.5%, 12/15/2042	15,283,169	3,177,921

Federal National Mortgage Association:

“9”, Series 406, Interest Only, 4.5%, 2/25/2041	3,114,793	671,333

“IX”, Series 2012-72, Interest Only, 4.5%, 7/25/2042	2,505,189	503,112

“IM”, Series 2014-72, Interest Only, 4.5%, 3/25/2044	3,270,566	526,873

“1A6”, Series 2007-W8, 6.558%**, 9/25/2037	681,281	760,081

Flagstar Mortgage Trust, “A4”, Series 2018-4, 144A, 4.0%, 7/25/2048	2,221,824	2,247,276

Freddie Mac Structured Agency Credit Risk Debt Notes:

“M2”, Series 2016-DNA3, 1-month USD-LIBOR + 2.000%, 4.486%** , 12/25/2028	1,576,089	1,588,863

“M2”, Series 2016-DNA2, 1-month USD-LIBOR + 2.200%, 4.686%** , 10/25/2028	1,231,621	1,237,958

“M2”, Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 5.336%** , 4/25/2028	3,286,321	3,364,481

“M2”, Series 2016-DNA1, 1-month USD-LIBOR + 2.900%, 5.386%** , 7/25/2028	2,589,691	2,634,673

Government National Mortgage Association:

“IT”, Series 2013-82, Interest Only, 3.5%, 5/20/2043	20,615,468	3,690,148

“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	3,316,063	348,253

“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045	5,974,933	1,035,780

“PI”, Series 2014-108, Interest Only, 4.5%, 12/20/2039	2,361,367	370,853

“IP”, Series 2014-11, Interest Only, 4.5%, 1/20/2043	2,497,542	300,655

“IP”, Series 2014-115, Interest Only, 4.5%, 2/20/2044	1,646,427	247,874

“IO”, Series 2008-7, Interest Only, 5.5%, 3/20/2037	510,296	59,186

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	19

	Principal Amount ($)	Value ($)

JPMorgan Mortgage Trust:

“A15”, Series 2018-9, 144A, 4.0%, 2/25/2049	1,494,165	1,512,867

“A15”, Series 2018-LTV1, 144A, 4.5%, 4/25/2049	678,802	691,700

“6A1”, Series 2005-A6, 4.75%**, 8/25/2035	731,986	738,858

New Residential Mortgage Loan, “A1”, Series 2009-NQM2, 144A, 3.6%, 4/25/2049	1,795,000	1,801,751

New Residential Mortgage Loan Trust, “A2”, Series 2019-NQM1, 144A, 3.877%, 1/25/2049	7,175,737	7,243,421

Prudential Home Mortgage Securities Co., Inc., “4B”, Series 1994-A, 144A, 6.73%**, 4/28/2024	1,728	1,720

Residential Accredit Loans, Inc., “A1”, Series 2003-QS18, 5.0%, 4/25/2019	36,112	36,356

Residential Asset Mortgage Products, Inc.:

“A5”, Series 2005-SL1, 6.5%, 5/25/2032	345,026	335,876

“A3”, Series 2004-SL3, 7.5%, 12/25/2031	371,060	376,586

Residential Funding Mortgage Securities I, “A1”, Series 2005-S3, 4.75%, 3/25/2020	199,405	199,444

Sequoia Mortgage Trust, “A10”, Series 2019-CH1, 144A, 4.0%, 3/25/2049	3,872,242	3,958,540

Verus Securitization Trust:

“A1”, Series 2019-INV1, 144A, 3.402%, 12/25/2059	1,695,652	1,695,098

“A1”, Series 2018-INV1, 144A, 3.626%, 3/25/2058	2,025,482	2,024,991

Washington Mutual Mortgage Pass-Through Certificates Trust, “A9”, Series 2003-S9, 5.25%, 10/25/2033	489,157	496,757

Total Collateralized Mortgage Obligations (Cost $55,330,653)		56,026,858

Government & Agency Obligations 13.5%
Other Government Related (d) 2.2%

Africa Finance Corp., 144A, 4.375%, 4/29/2020	4,500,000	4,538,925

Banque Ouest Africaine de Developpement, 144A, 5.5%, 5/6/2021	1,800,000	1,851,300

Corp. Andina de Fomento, 2.0%, 5/10/2019	5,620,000	5,614,363

Eurasian Development Bank:

144A, 4.767%, 9/20/2022	2,000,000	2,033,016

144A, 5.0%, 9/26/2020	1,440,000	1,461,773

Vnesheconombank, 144A, 6.902%, 7/9/2020	4,000,000	4,100,800

		19,600,177

Sovereign Bonds 0.4%

Export-Import Bank of Korea:

2.5%, 11/1/2020	1,680,000	1,675,309

3.5%, 11/27/2021	1,455,000	1,481,030

Republic of Sri Lanka, 144A, 6.85%, 3/14/2024 (a)	800,000	815,685

		3,972,024

The accompanying notes are an integral part of the financial statements.

20	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
U.S. Treasury Obligations 10.9%

U.S. Treasury Bills:

2.368%***, 10/10/2019	30,000	29,629

2.46%***, 8/15/2019 (e)	2,590,000	2,566,689

2.573%***, 10/10/2019	260,000	256,781

U.S. Treasury Bond, 3.375%, 11/15/2048	2,000,000	2,225,859

U.S. Treasury Notes:

0.875%, 9/15/2019	10,000,000	9,929,688

1.25%, 8/31/2019	10,000,000	9,948,437

2.0%, 6/30/2024	5,000,000	4,934,375

2.25%, 7/31/2021	10,000,000	9,994,922

2.75%, 11/30/2020	10,000,000	10,066,797

2.75%, 4/30/2023	10,000,000	10,197,266

2.875%, 11/15/2021	10,000,000	10,155,859

3.125%, 11/15/2028	25,000,000	26,518,555

		96,824,857
Total Government & Agency Obligations (Cost $119,430,153)		120,397,058

Loan Participations and Assignments 0.0%
Senior Loan
Coach America Holdings, Inc., Letter of Credit, 12 month USD-LIBOR + 5.75%, 4/20/2025* (c) (Cost $716,531)	724,718	72

Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.615% PIK**, 10/18/2025 (c) (Cost $80,994)	80,358	86,345

	Shares	Value ($)
Common Stocks 0.0%
Information Technology 0.0%
Answers Corp.*	1,110	2,497

Materials 0.0%
GEO Specialty Chemicals, Inc.* (c)	43,933	12,081
Total Common Stocks (Cost $138,764)		14,578

Warrants 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022* (c) (Cost $356,760)	3,083	0

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	21

	Shares	Value ($)

Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.36% (f) (g) (Cost $9,001,680)	9,001,680	9,001,680

Cash Equivalents 2.8%

DWS Central Cash Management Government Fund, 2.47% (f)	12,795,058	12,795,058

DWS ESG Liquidity Fund “Capital Shares”, 2.64% (f)	12,123,945	12,125,157

Total Cash Equivalents (Cost $24,919,214)		24,920,215

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $893,752,330)	100.3	893,122,364
Other Assets and Liabilities, Net	(0.3)	(3,082,133)

Net Assets	100.0	890,040,231

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 9/30/2018	Pur- chases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.36% (f) (g)
5,737,150	3,264,530 (h)	—	—	—	13,548	—	9,001,680	9,001,680
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 2.47% (f)
13,977,934	287,745,791	288,928,667	—	—	131,224	—	12,795,058	12,795,058
DWS ESG Liquidity Fund “Capital Shares”, 2.64% (f)
5,026,939	10,097,014	3,000,000	(300)	1,504	113,050	—	12,123,945	12,125,157
24,742,023	301,107,335	291,928,667	(300)	1,504	257,822	—	33,920,683	33,921,895

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Coach America Holdings, Inc.*	12-month USDLIBOR + 5.75%,	4/20/2025	724,718	716,531	72

The accompanying notes are an integral part of the financial statements.

22	|	DWS Short Duration Fund

*	Non-income producing security.

**

Variable or floating rate security. These securities are shown at their current rate as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $8,608,852, which is 1.0% of net assets.

(b)	When-issued security.

(c)	Investment was valued using significant unobservable inputs.

(d)	Government-backed debt issued by financial companies or government sponsored enterprises.

(e)	At March 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	6/28/2019	552	117,219,150	117,627,750	408,600
U.S. Treasury Long Bond	USD	6/19/2019	50	7,274,718	7,482,813	208,095
Ultra 10 Year U.S. Treasury Note	USD	6/19/2019	205	26,709,663	27,220,156	510,493
Total unrealized appreciation						1,127,188

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	23

Currency Abbreviations
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$436,970,322	$—	$436,970,322
Mortgage-Backed Securities Pass-Throughs	—	234,864	—	234,864
Asset-Backed	—	179,247,895	—	179,247,895
Commercial Mortgage-Backed Securities	—	66,034,464	188,013	66,222,477
Collateralized Mortgage Obligations	—	56,026,858	—	56,026,858
Government & Agency Obligations	—	120,397,058	—	120,397,058
Loan Participations and Assignments	—	—	72	72
Convertible Bond	—	—	86,345	86,345
Common Stocks (i)	—	2,497	12,081	14,578
Warrants	—	—	0	0
Short-Term Investments (i)	33,921,895	—	—	33,921,895
Derivatives (j)
Futures Contracts	1,127,188	—	—	1,127,188
Total	$35,049,083	$858,913,958	$286,511	$894,249,552

(i)	See Investment Portfolio for additional detailed categorizations.

(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

24	|	DWS Short Duration Fund

Statement of Assets and Liabilities

As of March 31, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $859,831,436) — including $8,608,852 of securities loaned	$859,200,469
Investment in Deutsche Government & Agency Securities Portfolio (cost $9,001,680)*	9,001,680
Investment in affiliated securities, at value (cost $24,919,214)	24,920,215
Cash	26,764
Foreign currency, at value (cost $223,496)	228,822
Receivable for Fund shares sold	9,043,060
Dividends receivable	24,447
Interest receivable	6,157,379
Foreign taxes recoverable	2,077
Other assets	60,716
Total assets	908,665,629

Liabilities
Payable upon return of securities loaned	9,001,680
Payable for investments purchased	4,984,072
Payable for investments purchased — when-issued securities	2,875,000
Payable for Fund shares redeemed	796,021
Payable for variation margin on futures contracts	197,099
Accrued management fee	175,518
Accrued Trustees’ fees	8,641
Other accrued expenses and payables	587,367
Total liabilities	18,625,398
Net assets, at value	$890,040,231

Net Assets Consist of
Distributable earnings (loss)	(105,708,735)
Paid-in capital	995,748,966
Net assets, at value	$890,040,231

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	25

Statement of Assets and Liabilities as of March 31, 2019 (Unaudited)

Net Asset Value
Class A

Net Asset Value, offering and redemption price per share ($144,994,827 ÷ 16,879,289 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.59
Class T

Net Asset Value and redemption price per share ($10,347 ÷ 1,204 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.59

Maximum offering price per share (100 ÷ 97.50 of $8.59)	$8.81
Class C

Net Asset Value, offering and redemption(subject to contingent deferred sales charge) price per share ($55,951,859 ÷ 6,518,665 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.58
Class R6

Net Asset Value, offering and redemption price per share ($1,970,800 ÷ 229,145 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.60
Class S

Net Asset Value, offering and redemption price per share ($500,925,279 ÷ 58,148,492 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.61
Institutional Class

Net Asset Value, offering and redemption price per share ($186,187,119 ÷ 21,648,716 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.60

The accompanying notes are an integral part of the financial statements.

26	|	DWS Short Duration Fund

Statement of Operations

for the six months ended March 31, 2019 (Unaudited)

Investment Income
Income:
Interest (net of foreign taxes withheld of $3,280)	$14,921,523
Income distributions from affiliated Underlying Funds	244,274
Securities lending income, net of borrower rebates	13,548
Total income	15,179,345
Expenses:

Management fee	1,615,900
Administration fee	442,712
Services to shareholders	651,157
Distribution and service fees	474,872
Custodian fee	15,710
Professional fees	71,798
Reports to shareholders	47,398
Registration fees	53,432
Trustees’ fees and expenses	21,420
Other	52,897
Total expenses before expense reductions	3,447,296
Expense reductions	(554,300)
Total expenses after expense reductions	2,892,996
Net investment income	12,286,349

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Sale of affiliated investments	(300)
Sale of non-affiliated investments	(1,568,024)
Swap contracts	(202,550)
Futures	(279,004)
Foreign currency	(3,782)
(2,053,660)
Change in net unrealized appreciation (depreciation) on:

Affiliated investments	1,504
Non-affiliated investments	7,072,326
Swap contracts	(72,022)
Futures	1,006,093
Foreign currency	7,839
8,015,740
Net gain (loss)	5,962,080
Net increase (decrease) in net assets resulting from operations	$18,248,429

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	27

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Operations:

Net investment income	$12,286,349	$21,313,158
Net realized gain (loss)	(2,053,660)	(3,053,567)
Change in net unrealized appreciation (depreciation)	8,015,740	(11,368,679)
Net increase (decrease) in net assets resulting from operations	18,248,429	6,890,912
Distributions to shareholders:
Class A	(1,955,116)	(3,730,525)
Class T	(138)	(248)
Class C	(585,367)	(1,438,137)
Class R6	(14,292)	(5,449)
Class S	(7,724,432)	(14,665,613)
Institutional Class	(2,333,844)	(2,968,752)
Total distributions	(12,613,189)	(22,808,724)
Fund share transactions:

Proceeds from shares sold	314,699,725	413,859,758
Reinvestment of distributions	11,095,901	20,600,408
Payments for shares redeemed	(333,501,043)	(404,370,952)
Net increase (decrease) in net assets from Fund share transactions	(7,705,417)	30,089,214
Increase (decrease) in net assets	(2,070,177)	14,171,402
Net assets at beginning of period	892,110,408	877,939,006

Net assets at end of period	$890,040,231	$892,110,408

The accompanying notes are an integral part of the financial statements.

28	|	DWS Short Duration Fund

Financial Highlights

	Six Months Ended 3/31/19		Years Ended September 30,
Class A	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.54		$8.69	$8.74	$8.82	$9.09	$9.18
Income (loss) from investment operations:

Net investment income[a]	.11		.20	.17	.15	.14	.19
Net realized and unrealized gain (loss)	.06		(.14)	.01	(.01)	(.19)	(.06)
Total from investment operations	.17		.06	.18	.14	(.05)	.13
Less distributions from:
Net investment income	(.12)		(.21)	(.23)	(.22)	(.22)	(.22)
Net asset value, end of period	$8.59		$8.54	$8.69	$8.74	$8.82	$9.09
Total Return (%)[b,c]	1.95	**	.73	2.06	1.65	(.54)	1.45

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	145		149	158	243	341	459
Ratio of expenses before expense reductions (%)	.88	*	.88	.88	.89	.87	.86
Ratio of expenses after expense reductions (%)	.79	*	.79	.80	.80	.80	.84
Ratio of net investment income (%)	2.64	*	2.29	1.99	1.77	1.60	2.06
Portfolio turnover rate (%)	28	**	40	32	58	34	85

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges. Effective February 11, 2019 sales charges were eliminated on new Fund share purchases.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	29

	Six Months Ended 3/31/19		Year Ended	Period Ended
Class T	(Unaudited)		9/30/18	9/30/17[a]

Selected Per Share Data
Net asset value, beginning of period	$8.54		$8.69	$8.70
Income (loss) from investment operations:

Net investment income[b]	.11		.20	.04
Net realized and unrealized gain (loss)	.06		(.14)	.02
Total from investment operations	.17		.06	.06
Less distributions from:
Net investment income	(.12)		(.21)	(.07)
Net asset value, end of period	$8.59		$8.54	$8.69
Total Return (%)[c,d]	1.95	**	.73	.73	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10		10	10
Ratio of expenses before expense reductions (%)	.89	*	.88	1.00	*
Ratio of expenses after expense reductions (%)	.79	*	.79	.80	*
Ratio of net investment income (%)	2.65	*	2.31	1.96	*
Portfolio turnover rate (%)	28	**	40	32	[e]

[a]	For the period from June 5, 2017 (commencement of operations) to September 30, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Represents the Funds’s portfolio turnover rate for the year ended September 30, 2017.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

30	|	DWS Short Duration Fund

	Six Months Ended 3/31/19		Years Ended September 30,
Class C	(Unaudited)		2018	2017		2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.53		$8.68	$8.73		$8.81	$9.08	$9.17
Income (loss) from investment operations:

Net investment income[a]	.08		.13	.11		.09	.08	.12
Net realized and unrealized gain (loss)	.05		(.13)	.00	***	(.01)	(.20)	(.06)
Total from investment operations	.13		.00 *	.11		.08	(.12)	.06
Less distributions from:
Net investment income	(.08)		(.15)	(.16)		(.16)	(.15)	(.15)
Net asset value, end of period	$8.58		$8.53	$8.68		$8.73	$8.81	$9.08
Total Return (%)[b,c]	1.57	**	(.03)	1.29		.89	(1.28)	.69

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	56		63	97		133	159	206
Ratio of expenses before expense reductions (%)	1.67	*	1.63	1.64		1.64	1.63	1.62
Ratio of expenses after expense reductions (%)	1.54	*	1.54	1.55		1.55	1.55	1.59
Ratio of net investment income (%)	1.89	*	1.53	1.23		1.03	.85	1.31
Portfolio turnover rate (%)	28	**	40	32		58	34	85

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	31

	Six Months Ended 3/31/19		Years Ended September 30,					Period Ended
Class R6	(Unaudited)		2018	2017		2016	2015	9/30/14[a]

Selected Per Share Data
Net asset value, beginning of period	$8.55		$8.70	$8.75		$8.84	$9.12	$9.14
Income (loss) from investment operations:

Net investment income[b]	.13		.22	.19		.18	.18	.02
Net realized and unrealized gain (loss)	.05		(.14)	.01		(.02)	(.21)	(.02)
Total from investment operations	.18		.08	.20		.16	(.03)	.00	***
Less distributions from:
Net investment income	(.13)		(.23)	(.25)		(.25)	(.25)	(.02)
Net asset value, end of period	$8.60		$8.55	$8.70		$8.75	$8.84	$9.12
Total Return (%)	2.08	c**	.98 [c]	2.31	[c]	1.79 [c]	(.34)[c]	.01	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		.139	.238		.01	.01	.01
Ratio of expenses before expense reductions (%)	.55	*	.57	.56		.75	.76	.52	*
Ratio of expenses after expense reductions (%)	.55	*	.54	.55		.55	.55	.52	*
Ratio of net investment income (%)	2.94	*	2.52	2.22		2.04	1.97	2.45	*
Portfolio turnover rate (%)	28	**	40	32		58	34	85	[d]

[a]	For the period from August 25, 2014 (commencement of operations) to September 30, 2014.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2014.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

32	|	DWS Short Duration Fund

	Six Months Ended 3/31/19		Years Ended September 30,
Class S	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.56		$8.72	$8.76	$8.85	$9.12	$9.20
Income (loss) from investment operations:

Net investment income[a]	.12		.22	.19	.18	.17	.21
Net realized and unrealized gain (loss)	.06		(.15)	.02	(.02)	(.19)	(.04)
Total from investment operations	.18		.07	.21	.16	(.02)	.17
Less distributions from:
Net investment income	(.13)		(.23)	(.25)	(.25)	(.25)	(.25)
Net asset value, end of period	$8.61		$8.56	$8.72	$8.76	$8.85	$9.12
Total Return (%)[b]	2.08	**	.87	2.43	1.79	(.28)	1.82

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	501		552	522	570	744	1,045
Ratio of expenses before expense reductions (%)	.70	*	.69	.70	.70	.69	.68
Ratio of expenses after expense reductions (%)	.54	*	.54	.55	.55	.55	.59
Ratio of net investment income (%)	2.88	*	2.55	2.23	2.02	1.87	2.31
Portfolio turnover rate (%)	28	**	40	32	58	34	85

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	33

	Six Months Ended 3/31/19		Years Ended September 30,
Institutional Class	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.55		$8.70	$8.74	$8.83	$9.10	$9.18
Income (loss) from investment operations:

Net investment income[a]	.12		.22	.19	.18	.16	.21
Net realized and unrealized gain (loss)	.06		(.14)	.02	(.03)	(.19)	(.04)
Total from investment operations	.18		.08	.21	.15	(.03)	.17
Less distributions from:
Net investment income	(.13)		(.23)	(.25)	(.24)	(.24)	(.25)
Net asset value, end of period	$8.60		$8.55	$8.70	$8.74	$8.83	$9.10
Total Return (%)[b]	2.08	**	.98	2.43	1.79	(.28)	1.82

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	186		129	100	45	83	52
Ratio of expenses before expense reductions (%)	.61	*	.64	.64	.61	.61	.60
Ratio of expenses after expense reductions (%)	.55	*	.54	.55	.55	.55	.59
Ratio of net investment income (%)	2.89	*	2.55	2.20	2.01	1.77	2.28
Portfolio turnover rate (%)	28	**	40	32	58	34	85

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

34	|	DWS Short Duration Fund

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS Short Duration Fund (the “Fund”) is a diversified series of Deutsche DWS Income Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Prior to February 11, 2019, Class A shares were subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class T shares are closed to new purchases, except in connection with the investment of dividends. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective on August 10, 2018, Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

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Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board

36	|	DWS Short Duration Fund

and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any

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securities on loan were collateralized by cash. During the six months ended March 31, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of March 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of March 31, 2019, the Fund had securities on loan, all of which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into this type of a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

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Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2018, the Fund had a net tax basis capital loss carryforward of approximately $104,324,000, including $7,362,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2019, the expiration date, whichever occurs first; and approximately $96,962,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($46,212,000) and long-term losses ($50,750,000).

At September 30, 2018, the aggregate cost of investments for federal income tax purposes was $907,008,977. The net unrealized depreciation for all investments based on tax cost was $8,981,786. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $6,155,730 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $15,137,516.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2018 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, futures contracts, swap

DWS Short Duration Fund	|	39

contracts, paydown losses on mortgage securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest

40	|	DWS Short Duration Fund

rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended March 31, 2019, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

There were no open interest rate swap contracts as of March 31, 2019. For the six months ended March 31, 2019, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $0 to $46,076,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2019, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration and for non-hedging purposes to seek to enhance potential gains.

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Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of March 31, 2019 is included in a table following the Fund’s Investment Portfolio. For the six months ended March 31, 2019, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $152,331,000 to $285,311,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to $92,001,000.

The following tables summarize the value of the Fund’s derivative instruments held as of March 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Futures Contracts
Interest Rate Contracts (a)	$1,127,188

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year six months ended March 31, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (b)	$(202,550)	$(279,004)	$(481,554)

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Each of the above derivatives is located in the following Statement of Operations accounts:

(b)	Net realized gain (loss) from swap contracts and futures, respectively

Change in Net Unrealized Appreciation (Depreciation)	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (c)	$(72,022)	$1,006,093	$934,071

Each of the above derivatives is located in the following Statement of Operations accounts:

(c)	Change in net unrealized appreciation (depreciation) on swap contracts and futures, respectively

C. Purchases and Sales of Securities

During the six months ended March 31, 2019, purchases and sales of investment securities, excluding short-term investments, were as follows:

	Purchases	Sales
Non-U.S. Treasury Obligations	$143,038,990	$176,866,770
U.S. Treasury Obligations	$97,714,453	$92,272,665

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:

First $1.5 billion of the Fund’s average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%

Accordingly, for the six months ended March 31, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.365% of the Fund’s average daily net assets.

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For the period from October 1, 2018 through January 31, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.79%
Class T	.79%
Class C	1.54%
Class R6	.54%
Class S	.54%
Institutional Class	.54%

Effective February 1, 2019 through January 31, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.80%
Class T	.80%
Class C	1.55%
Class R6	.55%
Class S	.55%
Institutional Class	.55%

For the six months ended March 31, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$63,148
Class T	5
Class C	37,501
Class R6	9
Class S	401,302
Institutional Class	52,335
$554,300

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2019, the Administration Fee was $442,712, of which $74,506 is unpaid.

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Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended March 31, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at March 31, 2019
Class A	$14,048	$4,262
Class T	11	4
Class C	2,560	1,545
Class R6	38	17
Class S	104,346	37,337
Institutional Class	1,558	274
	$122,561	$43,439

In addition, for the six months ended March 31, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to Shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$61,744
Class C	37,813
Class S	317,789
Institutional Class	56,956
$474,302

Distribution and Service Fees. Under the Fund’s Class C 12b-1 plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended March 31, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2019
Class C	$226,066	$36,320

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, T and C shareholders at an annual rate of up to

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0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2019	Annualized Rate
Class A	$173,900	$55,288	.24%
Class T	7	7	.15%
Class C	74,899	23,862	.25%
	$248,806	$79,157

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the period from October 1 2018 through February 11, 2019 aggregated $2,314.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2019, the CDSC for Class C shares aggregated $853. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares purchased prior to February 11, 2019. For the six months ended March 31, 2019, DDI received $3,225 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended March 31, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $10,527, of which $9,719 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund

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in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended March 31, 2019, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $1,239.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2019.

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	2,748,888	$23,404,151	5,457,524	$46,855,252
Class C	836,591	7,102,562	612,600	5,264,930
Class R6	215,297	1,828,699	—	—
Class S	17,004,375	145,151,182	30,395,620	261,871,082
Institutional Class	16,100,527	137,213,131	11,611,962	99,868,494
		$314,699,725		$413,859,758

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	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
Class A	206,039	$1,753,780	390,795	$3,353,277
Class T	16	138	29	248
Class C	62,806	534,214	154,989	1,329,665
Class R6	1,674	14,292	634	5,449
Class S	757,167	6,461,333	1,504,696	12,944,098
Institutional Class	273,602	2,332,144	345,636	2,967,671
		$11,095,901		$20,600,408

Shares redeemed
Class A	(3,530,171)	$(30,053,081)	(6,583,016)	$(56,533,828)
Class C	(1,716,771)	(14,617,498)	(4,643,797)	(39,798,197)
Class R6	(4,111)	(35,214)	(11,643)	(99,732)
Class S	(24,073,795)	(205,458,471)	(27,293,279)	(235,058,485)
Institutional Class	(9,769,380)	(83,336,779)	(8,461,869)	(72,880,710)
		$(333,501,043)		$(404,370,952)

Net increase (decrease)
Class A	(575,244)	$(4,895,150)	(734,697)	$(6,325,299)
Class T	16	138	29	248
Class C	(817,374)	(6,980,722)	(3,876,208)	(33,203,602)
Class R6	212,860	1,807,777	(11,009)	(94,283)
Class S	(6,312,253)	(53,845,956)	4,607,037	39,756,695
Institutional Class	6,604,749	56,208,496	3,495,729	29,955,455
		$(7,705,417)		$30,089,214

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Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2018 to March 31, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Short Duration Fund	|	49

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2019 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/19	$1,019.50	$1,019.50	$1,015.70	$1,020.80	$1,020.80	$1,020.80
Expenses Paid per $1,000*	$3.98	$3.98	$7.74	$2.77	$2.72	$2.77

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/19	$1,020.99	$1,020.99	$1,017.25	$1,022.19	$1,022.24	$1,022.19
Expenses Paid per $1,000*	$3.98	$3.98	$7.75	$2.77	$2.72	$2.77

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R6	Class S	Institutional Class
DWS Short Duration Fund	.79%	.79%	1.54%	.55%	.54%	.55%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

50	|	DWS Short Duration Fund

Advisory Agreement Board Considerations

and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Short Duration Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

During	the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

DWS Short Duration Fund	|	51

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2017.

52	|	DWS Short Duration Fund

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund.

DWS Short Duration Fund	|	53

The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the

54	|	DWS Short Duration Fund

Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Short Duration Fund	|	55

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

56	|	DWS Short Duration Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	PPIAX	PPITX	PPLCX	DBPIX	PPILX
CUSIP Number	25155T 627	25155T 288	25155T 593	25155T 585	25155T 577
Fund Number	418	1733	718	822	1422

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at

https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS AM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	PPLZX
CUSIP Number	25155T 452
Fund Number	1634

DWS Short Duration Fund	|	57

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

58	|	DWS Short Duration Fund

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

DWS Short Duration Fund	|	59

Notes

Notes

Notes

Notes

DSDF-3

(R-027148-8 5/19)

ITEM 2.		CODE OF ETHICS

Not applicable.

ITEM 3.		AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.		PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.		SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.		CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.		Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.		EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3)		Not applicable

(a)(4)(i)		Certification pursuant to Item 4.01 of Form 8-K under the Exchange Act (17 CFR 249.308) is attached hereto.

(a)(4)(ii)		Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/6/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	6/6/2019